Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Accounting profit before tax	€ 2,960	€ 12,095	€ 2,583
Tax expense at prevailing statutory rate	797	2,768	532
Permanent differences	(793)	(1,705)	289
Changes in deferred tax charge due to changes in tax rates	1	51	14
(Capitalization)/reversal of tax deduction and tax relief	88	225	(103)
(Capitalization)/reversal of loss carryforwards	197	(307)	(88)
Increase/(decrease) in tax expense arising from temporary differences	43	84	(8)
Other concepts	308	262	(10)
Current tax expense	(218)	831	462
Deferred tax expense	859	547	164
Corporate income tax	€ 641	€ 1,378	€ 626